Segment Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Number of business segments	5
Segment Information
Pre-tax income	$ 21,902	$ 21,003	$ 19,723
Total segments
Segment Information
External revenue	103,930	106,194	99,120
Internal revenue	7,896	8,246	7,707
Total revenue reportable segments	111,826	114,440	106,827
Pre-tax income	24,015	22,904	20,923
Revenue year-to-year change (as a percent)	(2.30%)	7.10%	4.20%
Pre-tax income year-to-year change (as a percent)	4.80%	9.50%	8.30%
Pre-tax income margin (as a percent)	21.50%	20.00%	19.60%
Global Technology Services
Segment Information
External revenue	40,236	40,879	38,201
Internal revenue	1,166	1,242	1,313
Total revenue reportable segments	41,402	42,121	39,514
Pre-tax income	6,961	6,284	5,499
Revenue year-to-year change (as a percent)	(1.70%)	6.60%	2.00%
Pre-tax income year-to-year change (as a percent)	10.80%	14.30%	0.30%
Pre-tax income margin (as a percent)	16.80%	14.90%	13.90%
Global Business Services
Segment Information
External revenue	18,566	19,284	18,223
Internal revenue	719	797	798
Total revenue reportable segments	19,286	20,081	19,021
Pre-tax income	2,983	3,006	2,546
Revenue year-to-year change (as a percent)	(4.00%)	5.60%	2.60%
Pre-tax income year-to-year change (as a percent)	(0.80%)	18.10%	1.80%
Pre-tax income margin (as a percent)	15.50%	15.00%	13.40%
Software
Segment Information
External revenue	25,448	24,944	22,485
Internal revenue	3,274	3,276	2,950
Total revenue reportable segments	28,722	28,219	25,436
Pre-tax income	10,810	9,970	9,466
Revenue year-to-year change (as a percent)	1.80%	10.90%	5.70%
Pre-tax income year-to-year change (as a percent)	8.40%	5.30%	13.80%
Pre-tax income margin (as a percent)	37.60%	35.30%	37.20%
Systems and Technology
Segment Information
External revenue	17,667	18,985	17,973
Internal revenue	676	838	804
Total revenue reportable segments	18,343	19,823	18,777
Pre-tax income	1,227	1,633	1,456
Revenue year-to-year change (as a percent)	(7.50%)	5.60%	9.80%
Pre-tax income year-to-year change (as a percent)	(24.90%)	12.20%	12.10%
Pre-tax income margin (as a percent)	6.70%	8.20%	7.80%
Global Financing
Segment Information
External revenue	2,013	2,102	2,238
Internal revenue	2,060	2,092	1,842
Total revenue reportable segments	4,073	4,195	4,080
Pre-tax income	$ 2,034	$ 2,011	$ 1,956
Revenue year-to-year change (as a percent)	(2.90%)	2.80%	0.10%
Pre-tax income year-to-year change (as a percent)	1.10%	2.80%	13.50%
Pre-tax income margin (as a percent)	49.90%	47.90%	48.00%